CAPITAL STOCK (Detail Textuals 1) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2014	Jan. 27, 2012	Jan. 26, 2012
Stockholders' Equity Note [Abstract]
Common stock, shares authorized	1,350,000,000	1,350,000,000	800,000,000	1,350,000,000	1,350,000,000	800,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	13,108,783	10,769,709	7,888,764	13,788,872
Common stock, shares outstanding	13,108,783	10,769,709	7,888,764	13,788,872
Equity based compensation	$ 1,926,129	$ 1,953,844	$ 502,802
Common stock issued in exchange for consulting services (in shares)			14,814
Common stock issued in exchange for consulting services			65,000
Common stock issued as officer compensation (in shares)			250,000
Common stock issued as officer compensation			$ 877,500